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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5754
Colonial High Income Municipal Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial High Income Municipal Trust

		Par ($)	Value ($)*
Municipal Bonds – 153.6%

EDUCATION – 4.9%

Education – 3.6%

CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA

	(a) 10/01/19	2,025,000	1,032,487

CA Public Works Board
	UCLA,
	Series 2002 A,
	Insured: FSA

	5.375% 10/01/15	1,010,000	1,111,566

MA Development Finance Agency
	Western New England College,
	Series 2002,

	6.125% 12/01/32	300,000	315,846

MI Southfield Economic Development Corp.
	Lawrence University,
	Series 1998 A,

	5.400% 02/01/18	1,000,000	1,022,570

NC Capital Facilities Finance Authority
	Meredith College,
	Series 2001,
	Insured: AMBAC

	5.125% 06/01/16	1,000,000	1,080,200

PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,

	5.125% 06/01/25	600,000	590,664

VT Educational & Health Buildings Finance Agency
	Norwich University,
	Series 1998,

	5.500% 07/01/21	1,500,000	1,561,260

WV University
	Series 2000 A,
	Insured: AMBAC

	(a) 04/01/19	1,000,000	523,940

		Education Total	7,238,533

Prep School – 1.3%

CA Statewide Community Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,

	6.000% 08/01/28(b)	1,250,000	1,301,475

IL Development Finance Authority
	Latin School of Chicago,
	Series 1998,

	5.650% 08/01/28	230,000	235,442

MA Industrial Finance Agency
Cambridge Friends School,

		Par ($)	Value ($)
Municipal Bonds – (continued)

EDUCATION – (continued)

Prep School – (continued)

MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,

	5.800% 09/01/28	1,000,000	955,590
	St. John’s High School,
	Series 1998,

	5.350% 06/01/28	150,000	152,875

		Prep School Total	2,645,382

	EDUCATION TOTAL		9,883,915

HEALTH CARE – 41.7%

Continuing Care Retirement – 11.4%

CA Association of Bay Area Governments Finance Authority for Nonprofit Corps.
	Eskaton Gold River Lodge,
	Series 1998:

	6.375% 11/15/15	660,000	690,815

	6.375% 11/15/28	550,000	562,656

CA La Verne
	Brethren Hillcrest Home,
	Series 2003 B,

	6.625% 02/15/25	690,000	753,211

CA Statewide Community Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,

	8.250% 11/15/31(b)	990,000	1,092,534

CT Development Authority
	The Elim Park Baptist, Inc. Project,
	Series 2003,

	5.850% 12/01/33	660,000	685,014

FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,

	8.000% 06/01/32	750,000	796,320

FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,

	5.500% 11/15/29	600,000	601,650

GA Fulton County Residential Care Facilities
	Canterbury Court Project,
	Series 2004 A,

	6.125% 02/15/34	750,000	752,813

GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,

	7.400% 01/01/34	465,000	490,389

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Continuing Care Retirement – (continued)

HI State Department of Budget and Finance
	Kahala Nui Project,
	Series 2003 A,

	8.000% 11/15/33	1,000,000	1,106,590

IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,

	7.375% 08/15/31	900,000	955,404
	Washington & Jane Smith Community,
	Series 2003 A,

	7.000% 11/15/32	725,000	743,103

KS Manhattan
	Meadowlark Hills Retirement Home,
	Series 1999 A,

	6.375% 05/15/20	650,000	672,328

MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,

	5.875% 07/01/20	255,000	258,233

MA Development Finance Agency
	Loomis Communities:
	Series 1999 A,

	5.625% 07/01/15	400,000	400,332
	Series 2002 A,

	6.900% 03/01/32	100,000	107,282

MD Westminster Economic Development
	Carroll Lutheran Village, Inc.,
	Series 2004 A:

	5.875% 05/01/21	500,000	514,965

	6.250% 05/01/34	250,000	258,878

NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998:

	5.625% 07/01/18	500,000	497,545

	5.750% 07/01/28	500,000	489,265

NJ Economic Development Authority
	Winchester Gardens,
	Series 2004 A,

	5.750% 11/01/24	750,000	781,102
	Seabrook Village, Inc.,
	Series 2000 A,

	8.250% 11/15/30	625,000	686,600

PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,

	5.375% 04/01/17	600,000	639,438

PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,

	7.625% 05/01/31	500,000	534,310

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Continuing Care Retirement – (continued)

PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Project,
	Series 2005,

	6.250% 02/01/35(c)	750,000	758,017

TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village Project,
	Series 2004 A,

	6.250% 02/15/32	250,000	252,145

TN Metropolitan Government, Nashville & Davidson Counties
	Blakeford at Green Hills,
	Series 1998,

	5.650% 07/01/24	600,000	579,942

TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,

	7.250% 12/01/34	450,000	470,444

TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Obligated Group:
	Series 1998 A,

	5.900% 11/15/25	1,000,000	975,210
	Series 2003 A,

	7.000% 11/15/33	500,000	526,030

TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,

	7.125% 02/15/34	500,000	526,680

WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,

	5.750% 11/15/27	1,000,000	947,630
	Clement Manor,
	Series 1998,

	5.750% 08/15/24	1,300,000	1,293,682
	Eastcastle Place, Inc., Project,
	Series 2004,

	6.125% 12/01/34	350,000	348,845
	Three Pillars Senior Living Communities,
	Series 2003,

	5.750% 08/15/26	500,000	510,865
	United Lutheran Program for the Aging, Inc.,
	Series 1998,

	5.700% 03/01/28	1,000,000	955,530

	Continuing Care Retirement Total		23,215,797

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Health Services – 1.7%

CO Health Facilities Authority
	National Jewish Medical & Research Center:
	Series 1998,

	5.375% 01/01/23	330,000	328,475
	Series 1998 B,

	5.375% 01/01/29	750,000	729,323

MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:

	5.650% 02/01/19	200,000	196,030

	5.750% 02/01/29	450,000	456,827

MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,

	9.000% 12/15/15	1,000,000	1,146,380

MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Healthpartners Project,
	Series 2003

	6.000% 12/01/21	500,000	543,195

		Health Services Total	3,400,230
Hospitals – 18.9%

AR Conway Health Facilities Board
	Conway Regional Medical Center:
	Series 1999 A,

	6.400% 08/01/29	425,000	452,306
	Series 1999 B,

	6.400% 08/01/29	1,000,000	1,063,430

CA Health Facilities Financing Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,

	6.125% 12/01/30	750,000	812,047

CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,

	5.625% 07/01/29	1,000,000	1,051,070

CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2004,

	5.375% 10/15/34	1,500,000	1,536,840

CO Health Facilities Authority
	Parkview Medical Center, Inc.,
	Series 2001,

	6.600% 09/01/25	300,000	329,616

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

	Vail Valley Medical Center,
	Series 2004,

	5.000% 01/15/20	750,000	766,395

FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2002,

	5.750% 12/01/32	200,000	212,982

FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003,

	6.375% 10/01/34	500,000	518,725

FL Tampa
	H. Lee Moffitt Cancer Center
	Series 1999 A,

	5.750% 07/01/29	2,000,000	2,075,860

FL West Orange Healthcare District
	Series 2001 A,

	5.650% 02/01/22	525,000	551,765

GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc.,

	Series 2004,
	5.000% 12/01/26	600,000	602,130

IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,

	5.250% 08/15/18	600,000	608,052

IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999,

	5.500% 08/15/20	225,000	232,931

IN Health Facility Financing Authority
	Community Foundation, Northwest Indiana, Inc.,
	Series 2004 A,

	6.000% 03/01/34	575,000	590,807

LA Public Facilities Authority
	Touro Infirmary,
	Series 1999,

	5.625% 08/15/29	350,000	356,888

MA Health & Educational Facilities Authority
	Jordan Hospital,
	Series 2003 E,

	6.750% 10/01/33	500,000	531,750

	Milford – Whitinsville Regional Hospital,
	Series 2002 D,

	6.350% 07/15/32	1,000,000	1,051,110

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:

	5.000% 01/01/16	400,000	411,492

	5.750% 01/01/25	600,000	631,356

MI Dickinson County Healthcare System
	Series 1999,

	5.700% 11/01/18	750,000	753,150

MI Flint Hospital Building Authority
	Hurley Medical Center,
	Series 1998 A,

	5.375% 07/01/20	450,000	444,645

MN St. Paul Housing & Redevelopment Authority
	HealthEast Project,
	Series 2001 A,

	5.700% 11/01/15	1,000,000	999,440

MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,

	5.250% 11/15/12	1,300,000	1,295,021

NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,

	6.375% 10/01/29	1,915,000	2,051,061

NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,

	6.125% 07/01/32	400,000	416,480
	Littleton Hospital Association, Inc.:
	Series 1998 A,

	6.000% 05/01/28	625,000	600,688
	Series 1998 B,

	5.900% 05/01/28	780,000	740,220

NJ Health Care Facilities Financing Authority Revenue
	Capital Health Systems Obligated Group, Inc.,
	Series 2003 A,

	5.750% 07/01/23	650,000	695,909

NV Henderson Healthcare Facility Revenue
	Catholic Healthcare West,
	Series 1998,

	5.375% 07/01/26	500,000	507,955

NY Dormitory Authority Revenue
	North Shore - Long Island Jewish Medical Center,
	Series 2003,

	5.500% 05/01/33	300,000	316,740

OH Belmont County
	East Ohio Regional Hospital,
	Series 1998,

	5.700% 01/01/13	900,000	846,126

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

OH Highland County Joint Township Hospital District
	Series 1999,

	6.750% 12/01/29	935,000	922,555
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,

	5.500% 02/15/14	600,000	644,970

OH Miami County
	Upper Valley Medical Center, Inc.,
	Series 1996 A,

	6.375% 05/15/26	1,000,000	1,040,890

OH Sandusky County
	County Memorial Hospital,
	Series 1998,

	5.150% 01/01/10	250,000	254,373

PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,

	5.450% 01/01/28	1,000,000	972,930

SC Jobs Economic Development Authority
	Bon Secours Health Systems, Inc.,
	Series 2002 A,

	5.500% 11/15/23	1,750,000	1,816,745

SC Lexington County Health Services District, Inc.
	Series 2003,

	5.500% 11/01/23	750,000	790,762

SD Health & Educational Facilities Authority
	Sioux Valley Hospitals & Health Systems,
	Series 2004 A,

	5.250% 11/01/34	800,000	820,816

TX Comal County Health Facilities Development
	McKenna Memorial,
	Series 2002 A,

	6.250% 02/01/32	500,000	519,215

TX Richardson Hospital Authority
	Richardson Medical Center,
	Series 1998,

	5.625% 12/01/28	750,000	774,180

TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,

	6.000% 07/01/31	1,000,000	1,051,030

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,

	5.200% 10/01/30	650,000	674,258

VT Educational & Health Buildings Finance Agency
	Brattleboro Memorial Hospital,
	Series 1998,

	5.375% 03/01/28	1,075,000	1,055,102

WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Insured: RAD

	5.875% 12/01/21	600,000	661,200

WI Health & Educational Facilities Authority
	Fort HealthCare, Inc., Project,
	Series 2004,

	5.750% 05/01/29	1,000,000	1,030,590
	Aurora Health Care, Inc.,
	Series 2003,

	6.400% 04/15/33	525,000	578,067
	Wheaton Franciscan Services,
	Series 2002,

	5.750% 08/15/30	600,000	634,254

		Hospitals Total	38,296,924
Intermediate Care Facilities – 1.3%

IL Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,

	7.125% 06/01/34	1,190,000	1,022,460

IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,

	7.125% 06/01/34	150,000	128,881

PA Economic Development Financing Authority
	Northwestern Human Services, Inc.,
	Series 1998 A,

	5.250% 06/01/14	1,500,000	1,384,020

	Intermediate Care Facilities Total		2,535,361
Nursing Homes – 8.4%
AK Juneau
	St. Ann’s Care Center,
	Series 1999,

	6.875% 12/01/25	1,250,000	1,267,212

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Nursing Homes – (continued)

CO Health Facilities Authority
	American Housing Foundation I, Inc. Project,
	Series 2003 A,

	8.500% 12/01/31	465,000	464,712
	Pioneer Health Care, Series 1989,

	10.500% 05/01/19	1,790,000	1,449,900
	Volunteers of America:
	Series 1998 A:

	5.450% 07/01/08	200,000	198,010

	5.750% 07/01/20	865,000	828,722
	Series 1999 A,

	6.000% 07/01/29	350,000	335,269

IA Finance Authority
	Care Initiatives Project:
	Series 1996,

	9.250% 07/01/25	965,000	1,172,031
	Series 1998 B,

	5.750% 07/01/18	550,000	546,046

	5.750% 07/01/28	1,475,000	1,359,168

IN Gary Industrial Economic Development
	West Side Health Care Center,
	Series 1987 A,

	11.500% 10/01/17(d)	1,330,000	665,000

IN Michigan City Health Facilities
	Metro Health Foundation, Inc. Project,
	Series 1993,

	11.000% 11/01/22(e)	2,447,822	80,778

MA Development Finance Agency
	Alliance Health Care Facilities,
	Series 1999,

	7.100% 07/01/32	1,285,000	1,286,144
	American Health Woodlawn Manor, Inc.,
	Series 2000 A,

	7.750% 12/01/27	1,509,135	821,890
	Series 2000 B,

	10.250% 06/01/27(d)(f)	475,907	71,386

MN Sartell
	Foundation for Healthcare,
	Series 1999 A,

	6.625% 09/01/29	1,145,000	1,175,823

PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home, Inc.,
	Series 2002,

	8.500% 05/01/32	1,595,000	1,565,811

PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,

	7.750% 01/01/29	1,211,000	1,182,517

TN Metropolitan Government

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Nursing Homes – (continued)

	AHF Project,
	Series 2003,

	7.750% 01/01/29	1,141,000	1,116,731

TX Kirbyville Health Facilities Development Corp.
	Heartway III Project,
	Series 1997 A,

	10.000% 03/20/18(d)	668,626	200,588

WA Kitsap County Housing Authority
	Martha & Mary Nursing Home,
	Series 1996,
	Insured: GNMA

	7.100% 02/20/36	1,000,000	1,160,500

WI Health & Educational Facilities Authority
	Metro Health Foundation, Inc.,
	Series 1993,

	11.000% 11/01/22(e)	2,201,942	72,664

	Nursing Homes Total		17,020,902

	HEALTH CARE TOTAL		84,469,214

HOUSING – 14.0%

Assisted Living/Senior – 4.3%

DE Kent County
	Heritage at Dover,
	Series 1999, AMT,

	7.625% 01/01/30	1,665,000	1,512,436

GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,

	7.000% 11/15/19	485,000	427,358

IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,

	8.250% 06/01/25	1,220,000	1,208,642

MN Roseville
	Care Institute, Inc.,
	Series 1993,

	7.750% 11/01/23(d)	1,740,000	1,131,000

NC Medical Care Commission
	DePaul Community Facilities Project,
	Series 1999,

	7.625% 11/01/29	1,445,000	1,504,202

NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999:

	5.875% 05/01/19	700,000	679,511

	6.000% 05/01/29	775,000	747,123

TX Bell County Health Facilities Development Corp.
	Care Institute, Inc.,
	Series 1994,

	9.000% 11/01/24	1,670,000	1,562,535

	Assisted Living/Senior Total		8,772,807

		Par ($)	Value ($)
Municipal Bonds – (continued)

HOUSING – (continued)

Multi-Family – 9.7%
AZ Maricopa County Industrial Development Authority
	National Health Facilities,
	Series 1998 A,
	Insured: FSA

	5.100% 01/01/33	4,500,000	4,585,590

DC District of Columbia Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA

	5.100% 06/01/37	1,000,000	985,280

DE Wilmington
	Electra Arms Senior Association Project
	Series 1998, AMT,

	6.250% 06/01/28	925,000	746,956

FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,

	7.500% 07/01/40	750,000	751,342

FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,

	7.450% 07/01/40	735,000	738,587

MN Lakeville
	Southfork Apartments Project,:
	Series 1989 A,

	9.875% 02/01/20	2,570,000	2,570,591
	Series 1989 B,

	(a) 02/01/20	903,000	237,597

MN Robbinsdale Economic Development Authority
	Broadway Court,
	Series 1999 A,

	6.875% 01/01/26	500,000	458,960

MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,

	9.250% 06/01/22	970,000	990,574

MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 A, AMT,

	10.250% 07/15/19	2,200,000	2,208,316
	Series 1989 B, AMT,

	(a) 07/15/19	690,000	317,359

		Par ($)	Value ($)
Municipal Bonds – (continued)

HOUSING – (continued)

Multi-Family – (continued)

NC Medical Care Community Revenue
	ARC Projects,
	Series 2004 A,

	5.800% 10/01/34	500,000	504,220

Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,

	8.500% 12/01/16	546,075	535,000

TN Franklin Industrial Developmet Board
	Landings Apartment Project,
	Series 1996 B,

	8.750% 04/01/27	825,000	842,556

TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001 C,

	10.000% 10/01/31(d)	870,000	30,450

TX Department of Housing & Community Affairs
	Pebble Brooks Apartments,
	Series 1998, AMT,
	Guarantor: FNMA

	5.500% 12/01/18	1,000,000	1,054,990

TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,

	8.000% 12/01/32	380,000	391,404
	Series 2000 D,

	10.000% 12/01/32	410,000	424,567

VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,

	10.000% 01/01/21	1,500,000	1,244,115

	Multi-Family Total		19,618,454

	HOUSING TOTAL		28,391,261

INDUSTRIALS – 7.8%

Food Products – 1.9%

GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,

	5.950% 02/01/32	1,000,000	1,066,610

IN Hammond
	American Maize Products Co.,
	Series 1994, AMT,

	8.000% 12/01/24	510,000	521,975

LA Southern Louisiana Port Commission
	Cargill, Inc., Project,
	Series 1997,

	5.850% 04/01/17	1,000,000	1,050,510
MI Strategic Fund
	Michigan Sugar Co., Sebewaing Project,

		Par ($)	Value ($)
Municipal Bonds – (continued)

INDUSTRIALS – (continued)

Food Products – (continued)

	Series 1998 A,

	6.250% 11/01/15	1,250,000	1,251,462

	Food Products Total		3,890,557
Forest Products & Paper – 3.1%

AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,

	6.375% 12/01/24	550,000	597,162

AL Courtland Industrial Development Board Environmental Improvement
	International Paper Co.,
	Series 2003 B, AMT,

	6.250% 08/01/25	1,000,000	1,071,200

AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,

	6.350% 05/15/35	550,000	590,326

AR Camden Environmental Improvement
	International Paper Co.,
	Series 2004 A, AMT,

	5.000% 11/01/18	250,000	252,178

GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,

	7.500% 01/01/26	1,800,000	1,839,060

MI Delta County Economic Development Corp.
	Mead Westvaco-Escanaba,
	Series 2002 B, AMT,

	6.450% 04/15/23	450,000	503,977

MS Lowndes County
	Weyerhaeuser Co. Project,
	Series 1992 B,

	6.700% 04/01/22	850,000	1,018,521

VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,

	5.600% 12/01/25	400,000	399,148

	Forest Products & Paper Total		6,271,572

Manufacturing – 0.9%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,

	6.500% 12/15/17	780,000	791,833

		Par ($)	Value ($)
Municipal Bonds – (continued)

INDUSTRIALS – (continued)

Manufacturing – (continued)

TX Trinity River Authority

	Texas Instruments Project,
	Series 1996, AMT,

	6.200% 03/01/20	1,000,000	1,037,020

	Manufacturing Total		1,828,853
Metals & Mining – 0.7%

NV State Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,

	8.000% 09/01/14(g)	893,387	918,393

VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,

	7.000% 04/01/14	500,000	485,655

	Metals & Mining Total		1,404,048

Oil & Gas – 1.2%
NJ Middlesex County Pollution Control Authority
	Amerada Hess,
	Series 2004,

	6.050% 09/15/34	285,000	301,869

TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,

	8.000% 04/01/28	500,000	565,240

VI Government Refinery Facilities
	Hovensa Coker Project,
	Series 2002, AMT,

	6.500% 07/01/21(b)	375,000	410,453

VI Public Finance Authority
	Hovensa Refinery:
	Series 2003, AMT,

	6.125% 07/01/22	525,000	563,645
	Series 2004, AMT,

	5.875% 07/01/22	600,000	637,236

		Oil & Gas Total	2,478,443

	INDUSTRIALS TOTAL		15,873,473

OTHER – 16.9%
Other – 0.7%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,

	(a) 06/01/08	1,700,000	1,464,006

		Other Total	1,464,006

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Pool/Bond Bank – 0.4%

MI Municipal Bond Authority
	Local Government Loan Project,
	Series 2001 A,
	Insured: AMBAC

	5.375% 11/01/17	750,000	832,650
	Pool/Bond Bank Total		832,650

Refunded/Escrowed (j)– 13.6%

CO Denver City & County Airport
	Pre-refunded 03/03/2005,
	Series 1992 C, AMT,

	6.125% 11/15/25	2,840,000	2,847,498
	Pre-refunded Escrowed to Maturity,
	Series 1992 C, AMT,

	6.125% 11/15/25	2,280,000	2,713,747

CO Public Highway Authority
	Arapahoe Authority, E-470,
	Pre-refunded, 09/01/12,
	Series 2000 B,

	(a) 09/01/35	8,750,000	1,102,850

CT Development Authority
	Sewer Sludge Disposal Facilities,
	Pre-refunded Escrowed to Maturity,
	Series 1996, AMT,

	8.250% 12/01/06	345,000	369,492

GA Forsyth County Hospital Authority
	Georgia Baptist Healthcare System,
	Pre-refunded Escrowed to Maturity,
	Series 1998,

	6.000% 10/01/08	625,000	663,450

ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Pre-refunded Escrowed to Maturity,
	Series 1992,

	6.650% 02/15/21	1,750,000	2,269,942

IL Health Facilities Authority
	Swedish American Hospital,
	Pre-refunded 05/15/2011,
	Series 2000,

	6.875% 11/15/30	500,000	592,225

IL University of Illinois
	Pre-refunded Escrowed to Maturity,
	Series 2001 A,
	Insured: AMBAC

	5.500% 08/15/17	685,000	771,009

NC Lincoln County
	Lincoln County Hospital,
	Pre-refunded Escrowed to Maturity,
	Series 1991,

	9.000% 05/01/07	190,000	203,108
NY New York City
	Series 1997 A,

	7.000% 08/01/07	40,000	43,108

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed – (continued)

PA Delaware County Authority

	Mercy Health Corp.,
	Southeastern Pennsylvania Obligated,
	Pre-refunded, 12/15/08,

	Series 1996:

	6.000% 12/15/16	1,400,000	1,501,472

	6.000% 12/15/26	1,000,000	1,067,910

PR Commonwealth of Puerto Rico Public Finance Corp.
	Pre-refunded Escrowed to Maturity,
	Series 2002 E,

	6.000% 08/01/26	155,000	188,685

TN Shelby County, Health, Education & Housing Facilities Board
	Open Arms Development Center,
	Pre-refunded, 08/01/12:
	Series 1992 A,

	9.750% 08/01/19	805,000	954,770
	Series 1992 C,

	9.750% 08/01/19	785,000	931,049

TX Board of Regents
	University of Texas,
	Pre-refunded Escrowed to Maturity,
	Series 2001 B,

	5.375% 08/15/18	650,000	726,524

TX San Antonio Independent School District
	Pre-refunded Escrowed to Maturity,
	Series 1997,
	Insured: PSFG

	5.000% 08/15/27	9,000,000	9,663,120

WV Hospital Finance Authority
	Charleston Area Medical Center,
	Pre-refunded 09/01/2010,
	Series 2000 A,

	6.750% 09/01/30	805,000	955,028
	Refunded/Escrowed Total		27,564,987

Tobacco – 2.2%
CA Golden State Tobacco Securitization Authority
	Asset Backed:
	Series 2003 A-1,

	6.250% 06/01/33	1,800,000	1,834,164
	Series 2003 B,

	5.500% 06/01/43	750,000	800,670

NJ Tobacco Settlement Financing Corp.
	Series 2003,

	6.750% 06/01/39	1,500,000	1,570,260

WA Tobacco Settlement Authority
	Series 2002,

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)

Tobacco – (continued)
	6.625% 06/01/32	250,000	257,733
		Tobacco Total	4,462,827
		OTHER TOTAL	34,324,470

OTHER REVENUE – 4.0%
Hotels – 0.5%
PA Philadelphia Authority for Industrial Development
	Doubletree Project I,
	Series 1997 A,

	6.500% 10/01/27	1,000,000	1,038,280
		Hotels Total	1,038,280

Recreation – 2.6%

CA Agua Caliente
	Band of Cahuilla Indians Revenue,
	Series 2003,

	5.600% 07/01/13	1,000,000	1,014,550

CA Cabazon Band Mission Indians
	Series 2004,

	8.375% 10/01/15(g)	275,000	277,159

	8.750% 10/01/19(g)	970,000	979,448

CT Gamimg Authority
	Mohegan Tribe,
	Series 2001,

	6.250% 01/01/31(g)	275,000	292,396

CT Mashantucket Western Pequot Tribe
	Series 1999 B,

	(a) 09/01/16(g)	1,000,000	549,130

FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,

	10.000% 10/01/33(g)	1,350,000	1,538,581

NM Red River Sports Facility
	Red River Ski Area Project,
	Series 1998,

	6.450% 06/01/07	595,000	601,718
		Recreation Total	5,252,982

Retail – 0.9%
NJ Economic Development Authority
	Glimcher Properties LP Project,
	Series1998, AMT,

	6.000% 11/01/28	1,250,000	1,231,200

OH Lake County
	North Madison Properties,
	Series 1993,

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER REVENUE – (continued)

Retail – (continued)
	8.819% 09/01/11	655,000	655,609
		Retail Total	1,886,809
	OTHER REVENUE TOTAL		8,178,071

RESOURCE RECOVERY – 2.4%

Disposal – 0.7%

CA Pollution Control Financing Authority
	Republic Services, Project,
	Series 2002 C, AMT,

	5.250% 06/01/23	500,000	524,655

MA Industrial Finance Agency
	Peabody Monofill Associates, Inc.,
	Series 1995,

	9.000% 09/01/05	240,000	242,906

UT Carbon County
	Laidlaw Environmental:
	Series 1995 A, AMT,

	7.500% 02/01/10	250,000	256,783
	Series 1997 A, AMT,

	7.450% 07/01/17	500,000	516,430
		Disposal Total	1,540,774

Resource Recovery – 1.7%
MA Development Finance Agency
	Ogden Haverhill Project,
	Series 1999 A, AMT,

	6.700% 12/01/14	250,000	267,010

MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT:

	5.500% 12/01/13	500,000	508,060

	5.600% 12/01/19	500,000	505,110

PA Delaware County Industrial Development Authority
	BFI Project,
	Series 1997 A,

	6.200% 07/01/19	2,000,000	2,093,480
	Resource Recovery Total		3,373,660
	RESOURCE RECOVERY TOTAL		4,914,434

TAX-BACKED – 35.4%
Local Appropriated – 0.9%
CA Compton Certificates of Participation
	Civic Center & Capital Improvements,
	Series 1997 A,

	5.500% 09/01/15	1,000,000	1,046,880

SC Dorchester County School District No. 2
	Installment Purchase Revenue,
	Series 2004,

	5.250% 12/01/29	650,000	675,096
	Local Appropriated Total		1,721,976

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – 16.4%

CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA

	5.100% 02/01/20	1,000,000	1,115,530

CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA

	6.000% 02/01/18	2,000,000	2,407,320

CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA

	5.750% 07/01/16	700,000	823,368

CA Montebello Unified School District
	Series 2001:
	Insured: FSA

	(a) 08/01/21	1,435,000	654,202

	(a) 08/01/23	1,505,000	609,119

CA San Juan Unified School District
	Series 2001,
	Insured: FSA

	(a) 08/01/19	2,210,000	1,135,520

IL Chicago Board of Education
	Series 1997 A,
	Insured: AMBAC

	5.250% 12/01/30(h)	14,470,000	15,227,215

IL Cook County
	Series 1997 A,
	Insured: MBIA

	5.625% 11/15/22	4,200,000	4,515,966

NY New York City
	Series 1997 A,

	7.000% 08/01/07	960,000	1,028,669
	Series 1997 H,

	6.000% 08/01/17	1,400,000	1,502,326

TX Dallas County Flood Control District No. 1
	Series 2002,

	7.250% 04/01/32	1,000,000	1,036,350

TX Irving Independent School District
	Series 1997,
	Insured: PSFG

	(a) 02/15/18	1,000,000	554,560

WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

	(a) 12/01/18	5,000,000	2,674,400
	Local General Obligations Total		33,284,545
Special Non-Property Tax – 4.7%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA

	(a) 09/01/22	1,910,000	811,387

FL Northern Palm Beach County Improvement District
	Series 1999,
	Insured: MBIA

	6.000% 08/01/29	750,000	829,988

IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1993 A,
	Insured: FGIC

	(a) 06/15/16	10,000,000	6,078,900

NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:

	5.500% 06/15/31	150,000	155,511

	5.750% 06/15/29	1,000,000	1,062,780

PR Commonwealth Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA

	5.500% 07/01/18	500,000	583,710

	Special Non-Property Tax Total		9,522,276

Special Property Tax – 7.9%

CA Carson
	Series 1992,

	7.375% 09/02/22	35,000	35,773
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,

	6.450% 09/01/31	750,000	783,352

CA Lincoln Special Tax
	Community Facilities District 2003-1,
	Series 2004,

	5.900% 09/01/24	500,000	506,240

CA Oakdale Public Financing Authority
	Tax Allocation Revenue,
	Central City Redevelopment Project,
	Series 2004,

	5.375% 06/01/33	1,375,000	1,385,354

CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)

	6.700% 08/15/29	500,000	581,175

CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,

	5.750% 09/02/33	500,000	512,825

CA Placer Unified High School District
	Series 2000 A,
	Insured: FGIC

	(a) 08/01/19	1,700,000	873,477

CA Redwood City Community Facilities District 1
	Redwood,
	Series 2003 B,

	5.950% 09/01/28	600,000	622,656

CA Riverside County Public Financing Authority
	Series 1997 A,

	5.500% 10/01/22	650,000	664,385

CA Temecula Valley Unified School District No. 02-1
	Series 2003,

	6.125% 09/01/33	400,000	413,832

FL Celebration Community Development District
	Series 2003 A,

	6.400% 05/01/34	1,000,000	1,047,480

FL Colonial Country Club Community Development
	Series 2003,

	6.400% 05/01/33	740,000	782,779

FL Double Branch Community Development District
	Series 2002 A,

	6.700% 05/01/34	700,000	757,316

FL Heritage Palms Community Development District
	Series 1999 A,

	6.250% 11/01/07	315,000	315,973

FL Islands at Doral Southwest Community Development District
	Series 2003,

	6.375% 05/01/35	380,000	401,010

FL Lexington Oaks Community Development District
	Series 1998 A,

	6.125% 05/01/19	345,000	350,993

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)
	Series 1998 B,

	5.500% 05/01/05	15,000	15,014
	Series 2000 A,

	7.200% 05/01/30	285,000	299,076
	Series 2002 A,

	6.700% 05/01/33	250,000	265,820

FL Orlando
	Conroy Road Interchange Project,
	Series 1998 A:

	5.500% 05/01/10	180,000	185,652

	5.800% 05/01/26	300,000	306,192

FL Seven Oaks Community Development District
	Series 2004 A,

	5.875% 05/01/35	295,000	297,280
	Series 2004 B,

	5.000% 05/01/09	1,000,000	999,670

FL Stoneybrook Community Development District
	Series 1998 A,

	6.100% 05/01/19	315,000	320,569
	Series 1998 B,

	5.700% 05/01/08	25,000	25,358

FL Westchester Community Development District No. 1
	Series 2003,

	6.125% 05/01/35	425,000	439,102

IL Chicago Tax Increment
	Pilsen Redevelopment,
	Series 2004 B,

	6.750% 06/01/22	450,000	466,556

IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,

	6.250% 03/01/34	500,000	524,290

MI Pontiac Finance Authority
	Development Area No. 3,
	Series 2002,

	6.375% 06/01/31	550,000	563,981

MI Taylor Tax Increment Finance Authority
	Series 2001,
	Insured: FSA

	5.375% 05/01/17	1,220,000	1,345,770

		Special Property Tax Total	16,088,950

State Appropriated – 2.1%

CA State Public Works Board
	Department of Mental Health Services,
	Series 2004 A,

	5.500% 06/01/19	1,000,000	1,112,590

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

State Appropriated – (continued)

NY Urban Development Corp.
	University Facilities Grants,
	Series 1995,

	5.875% 01/01/21	1,000,000	1,185,890

PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,

	6.000% 08/01/26	1,645,000	1,966,696

		State Appropriated Total	4,265,176

State General Obligations – 3.4%

CA State
	Series 2003,

	5.250% 02/01/23	380,000	419,250

DC District of Columbia
	Series 1999 A,
	Insured: FSA

	5.375% 06/01/18	1,700,000	1,851,640

TX State
	Series 1999 ABC,

	5.500% 08/01/35	4,200,000	4,514,706

		State General Obligations Total	6,785,596

		TAX-BACKED TOTAL	71,668,519

TRANSPORTATION – 7.6%

Air Transportation – 4.4%

CA Los Angeles Regional Airport
	LAXfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC

	5.250% 01/01/23	750,000	775,178

CO Denver City & County Airport

	United Air Lines, Inc.,
	Series 1992 A, AMT,

	6.875% 10/01/32(e)	1,645,000	1,391,390
FL Capital Trust Agency
	Air Cargo - Orlando Project,
	Series 2003, AMT,

	6.750% 01/01/32	500,000	495,010

IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,

	5.100% 01/15/17	250,000	263,675

KY Kenton County Airport Board
	Delta Air Lines, Inc.,
	Series 1992 A, AMT,

	7.500% 02/01/12	500,000	468,750

		Par ($)	Value ($)
Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Air Transportation – (continued)

MN Minneapolis & St. Paul Metropolitan Airport Commission
	Northwest Airlines Corp.,
	Series 2001 A, AMT,

	7.000% 04/01/25	1,050,000	969,748
	Series 2001 B, AMT,

	6.500% 04/01/25	250,000	253,363
	Series 2005, AMT,

	7.375% 04/01/25	250,000	240,130
NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,

	5.600% 07/01/27(i)	250,000	148,995
	Series 2000, AMT,

	7.750% 02/01/28(i)	750,000	527,445
NJ Economic Development Authority
	Continental Airlines, Inc. Project:
	Series 1999, AMT,

	6.250% 09/15/29	250,000	197,098
	Series 2003, AMT,

	9.000% 06/01/33	750,000	759,450
TX Alliance Airport Authority
	American Airlines Project,
	Series 1990, AMT,

	7.500% 12/01/29	850,000	608,226
	Federal Express Corp. Project,
	Series 1996, AMT,

	6.375% 04/01/21	1,000,000	1,054,970
TX Houston Industrial Development Corp.
	Air Cargo, Perot Development,
	Series 2002, AMT,
	6.000% 03/01/23	731,283	756,878
	Air Transportation Total		8,910,306
Airports – 0.1%
GA Augusta Airport
	Series 2005 C, AMT,

	5.450% 01/01/31(c)	250,000	250,850
		Airports Total	250,850
Toll Facilities – 2.6%
CO Northwest Parkway Public Highway Authority
	Series 2001 D,

	7.125% 06/15/41	1,250,000	1,354,837
CO Public Highway Authority
	Arapahoe Authority, E-470,
	Series 2000 B,
	Insured: MBIA

	(a) 09/01/18	3,000,000	1,616,580

		Par ($)	Value ($)
Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Toll Facilities – (continued)

VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC

	5.250% 07/15/22	2,000,000	2,270,400

		Toll Facilities Total	5,241,817
Transportation – 0.5%

NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,

	7.375% 01/01/40	1,000,000	1,023,480
		Transportation Total	1,023,480
		TRANSPORTATION TOTAL	15,426,453
UTILITIES – 18.9%

Independent Power Producers – 4.2%
MI Midland County Economic Development Corp.
	Series 2000, AMT,
	6.875% 07/23/09	1,250,000	1,296,062
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,126,820
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	536,365
PA Carbon City Industrial Development
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	275,000	297,366
PA Economic Development Finance Authority
	Colver Project,
	Series 1994 D, AMT,
	7.125% 12/01/15	1,500,000	1,535,475
	Northampton Generating,
	Series 1994 A, AMT,
	6.500% 01/01/13	1,000,000	1,009,950
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Authority
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	645,000	697,168
VA Pittsylvania County Industrial Development Authority
	Multi-trade of Pittsylvania,
	Series 1994 A, AMT,

	7.450% 01/01/09	900,000	932,094
		Independent Power Producers Total	8,431,300

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Independent Power Producers – (continued)

Investor Owned – 10.4%
AZ Maricopa County Pollution Control
	El Paso Electric Co.,
	Series 2002 A,
	6.250% 05/01/37	1,000,000	1,014,710
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	750,000	750,788
CA Chula Vista Industrial Development
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	625,000	667,719
FL Polk County Industrial Development Authority
	Tampa Electric Co. Project,
	Series 1996, AMT,
	5.850% 12/01/30	1,200,000	1,227,888
IL Bryant Pollution Control
	Central Illinois Light Co.,
	Series 1993,
	5.900% 08/01/23	2,650,000	2,706,842
IN Petersburg Pollution Control
	Indianapolis Power & Light Project,
	Series 1995,
	6.625% 12/01/24	1,000,000	1,023,380
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	509,365
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	500,000	508,355
MS State Business Finance Corp.
	Systems Energy Resources Project,
	Series 1998,
	5.875% 04/01/22	2,000,000	2,009,520
MT Forsyth Pollution Control
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	300,000	316,818
NV Clark County Industrial Development Revenue
	Nevada Power Co.,
	Series 1995 B, AMT,
	5.900% 10/01/30	1,250,000	1,222,562

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Investor Owned – (continued)

OH Air Quality Development Authority
	Cleveland Electric,
	Series 2002 A,

	6.000% 12/01/13	900,000	955,080

PA Economic Development Financing Authority
	Reliant Energy Seward,
	Series 2001 A, AMT,

	6.750% 12/01/36	600,000	640,944

TX Brazos River Authority Pollution Control
	TXU Electric Co.:
	Series 2001 C, AMT,

	5.750% 05/01/36	280,000	301,524
	Series 2003 C, AMT,

	6.750% 10/01/38	645,000	703,624

VA Chesterfield County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1987 B,

	5.875% 06/01/17	250,000	274,423

WV Pleasant County
	Western Pennsylvania Power Co.,
	Series 1999 E, AMT,
	Insured: AMBAC

	5.500% 04/01/29	4,750,000	4,997,997

WY Campbell County Pollution Control Revenue
	Black Hills Power, Inc.,
	Series 2004,

	5.350% 10/01/24	1,250,000	1,274,625
	Investor Owned Total		21,106,164

Joint Power Authority – 0.4%

NC Eastern Municipal Power Agency
	Series 1999 D,

	6.700% 01/01/19	500,000	560,310
	Series 2003 F,

	5.500% 01/01/16	285,000	306,563
	Joint Power Authority Total		866,873

Municipal Electric – 3.1%

PR Electric Power Authority
	Series 1998 II,
	Insured: FSA

	5.125% 07/01/26	2,000,000	2,133,880

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Municipal Electric – (continued)

WA Chelan County Public Utility District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997,
	Insured: MBIA

	(a) 06/01/14	5,000,000	3,359,950

WA Seattle Light & Power
	Series 2001,
	Insured: FSA

	5.500% 03/01/17	750,000	827,528

	Municipal Electric Total		6,321,358

Water & Sewer – 0.8%

MO Water & Sewer
	Lee’s Summit,
	Series 2002,
	Insured: AMBAC

	5.250% 07/01/15	500,000	548,160

MS V Lakes Utility District
	Series 1994,

	8.250% 07/15/24	500,000	499,420

NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,

	7.500% 07/01/18	440,000	508,068

	Water & Sewer Total		1,555,648

	TOTAL UTILITIES		38,281,343

	Total Municipal Bonds (Cost of $307,600,367)		311,411,153
Municipal Preferred Stocks – 3.2%

HOUSING – 3.2%

Multi-Family – 3.2%

Charter Mac Equity Issue Trust
	AMT:

	6.300% 04/30/19(g)	1,000,000	1,073,240

	6.625% 06/30/09(g)	2,000,000	2,200,600

GMAC Municipal Mortgage Trust

	5.600% 10/31/39(g)	1,000,000	1,002,970

MuniMae Equity Issue Trust
	AMT,

	7.750% 06/30/50(g)	2,000,000	2,304,120

	Multi-Family Total		6,580,930

	HOUSING TOTAL		6,580,930

	Total Municipal Preferred Stocks (Cost of $6,000,000)		6,580,930

Investment Company – 0.1%

	Dreyfus Tax-Exempt Cash Management Fund	200,001	200,001

	Total Investment Company (Cost of $200,001)		200,001

		Par ($)	Value ($)
Short-Term Obligations – 0.8%

VARIABLE RATE DEMAND NOTES (k) – 0.8%

FL Alachua Health Facilities Authority
	Oak Hammock University Project,
	Series 2002 A,

	LOC: BNP Paribas
	1.750% 10/01/32	300,000	300,000
IA Finance Authority
	Drake University Project,
	Series 2003,

	1.750% 07/01/24	100,000	100,000
IA Woodbury County Educational Facilities
	Siouxland Medical Educational Foundation,
	Series 1996,

	1.920% 11/01/16	100,000	100,000
MN State Higher Education Facilities Authority
	St. Olaf College,
	Series 2002 5-M1,
	LOC: Harris Trust & Savings Bank,

	1.750% 10/01/32	400,000	400,000
MO State Development Finance Board Infrastructure Facilities
	St. Louis Convention Center
	Series 2000 C,

	1.800% 12/01/20	100,000	100,000
NM Farmington
	Arizona Public Service Co.,
	Series 1994 B,

	1.780% 09/01/24	100,000	100,000
MO State Health & Educational Facilities Authority
	Washington University,
	Series 1996 C,

	1.750% 09/01/30	500,000	500,000

	VARIABLE RATE DEMAND NOTES TOTAL		1,600,000

	Total Short-Term Obligations (Cost of $1,600,000)		1,600,000

Total Investments – 157.7% (Cost of $315,400,368)(l)(m)	319,792,084

Auction Preferred Shares plus

cumulative unpaid distribution – (59.2)%	(120,028,755)

Other Assets & Liabilities, Net – 1.5%	3,009,735

Net Assets Applicable to Common Shareholders – 100.0%	202,773,064

Notes to Investment Portfolio:

*              Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)           Zero coupon bond.

(b)           Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2005, these securities amounted to $2,804,462, which represents 1.4% of net assets.

Additional information on these restricted securities is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Community Development Authority: Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28	08/31/98	$1,250,000
Eskaton Village – Grass Valley, Series 2000, 8.250% 11/15/31	09/08/00	990,000
VI Government Refinery Facilities, Hovensa Coker Project, Series 2002, AMT, 6.500% 07/01/21	11/15/02	375,000
		$2,615,000

(c)           Security purchased on a delayed delivery basis.

(d)           The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $2,098,424, which represents 1.0% of net assets.

(e)           The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $1,544,832, which represents 0.8% of net assets.

(f)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $11,136,037, which represents 5.5% of net assets.

(h)           A portion of the security with a market value of $3,167,513, is pledged as collateral for open futures contracts.

(i)            The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of February 28, 2005, the value of these securities amounted to $676,440, which represents 0.3% of net assets.

(j)            The Fund has been informed that this issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(k)           Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2005.

(l)            Cost for federal income tax purposes is $315,059,823.

(m)          Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 22,409,038	$(17,676,777)	$4,732,261

At February 28, 2005, the Trust held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
U.S. Treasury Notes	269	$29,825,375	$29,739,610	Mar-2005	$(85,765)

U.S. Treasury Bonds	280	31,456,250	31,406,586	Jun-2005	(49,664)
					$(135,429)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Funding Guaranteed
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial High Income Municipal Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005